Employee Benefit Plans - Allocation of Benefit Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. postretirement benefit cost	$ 0	$ 0	$ 0
Retail - U.S.
Pension expense	2	1	1
Retail - Canada
Pension expense	$ 2	$ 2	$ 2